Revenue - Additional Information (Detail) - Visen Pharmaceuticals [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Upfront payment received non cash consideration towards license revenue	$ 40.0
Percentage of ownership in the customer company	50.00%